TRADE AND OTHER PAYABLES - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 40,782	$ 41,827
Trade related accruals	30,312	30,621
Payroll and related benefits	31,797	28,162
Estimated Triggered Tax Adjustment and Working Capital Adjustment payable, net	0	12,570
NSR royalty liabilities	1,518	1,147
Environmental duty and net mineral sales proceeds tax	3,570	3,281
Other accrued liabilities	7,141	3,058
Total trade and other current payables	$ 115,120	$ 120,666